Update to Significant Accounting Policies, Critical Accounting Judgements and Key Sources of Estimation Uncertainty	9 Months Ended
Sep. 30, 2021
Update To Significant Accounting Policies [Abstract]
UPDATE TO SIGNIFICANT ACCOUNTING POLICIES, CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

3. UPDATE TO SIGNIFICANT ACCOUNTING POLICIES, CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
As a result of the Arrangement, the Company updated its significant accounting policies, critical accounting judgments and key sources of estimation uncertainty on January 1, 2021. There were no additional changes made subsequent to the first quarter of 2021.
Accounting policies, in addition to those noted below, can be found in the Company’s annual Consolidated Financial Statements for the year ended December 31, 2020.
Principles of Consolidation
The Consolidated Financial Statements include the accounts of Cenovus and its subsidiaries. Subsidiaries are entities over which the Company has control. Subsidiaries are consolidated from the date of acquisition of control and continue to be consolidated until the date that there is a loss of control. All intercompany transactions, balances, and unrealized gains and losses from intercompany transactions are eliminated on consolidation.
Interests in joint arrangements are classified as either joint operations or joint ventures, depending on the rights and obligations of the parties to the arrangement. Joint operations arise when the Company has rights to the assets and obligations for the liabilities of the arrangement. The Company’s accounts reflect its share of the assets, liabilities, revenues and expenses from the Company’s activities that are conducted through joint operations with third parties. A portion of the Company’s activities relate to joint ventures, which are accounted for using the equity method of accounting.
An associate is an entity for which the Company has significant influence over but does not control or jointly control the affiliate. Investments in associates are accounted for using the equity method of accounting and are recognized at cost and adjusted thereafter to recognize the Company’s share of the affiliate’s profit or loss and other comprehensive income (“OCI”).
B) Revenue Recognition
Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. Cenovus recognizes revenue when it transfers control of the product or service to a customer, which is generally when title passes from the Company to its customer.
Purchases and sales of products that are entered into in contemplation of each other with the same counterparty are recorded on a net basis. Revenues associated with services provided as agent are recorded as the services are provided.
Cenovus recognizes revenue from the following major products and services:
•Sale of crude oil, NGLs and natural gas.
•Sale of petroleum and refined products.
•Crude oil and natural gas processing services.
•Pipeline transportation, the blending of crude oil and natural gas, and storage of crude oil, diluent and natural gas.
•Fee-for-service hydrocarbon trans-loading services.
•Construction services.
The Company satisfies its performance obligations in contracts with customers upon the delivery of crude oil, NGLs, natural gas, and petroleum and refined products, which is generally at a point in time. Performance obligations for crude oil and natural gas processing revenue, transportation services and trans-loading services are satisfied over time as the service is provided. Cenovus sells its production of crude oil, NGLs, natural gas, and petroleum and refined products generally pursuant to variable price contracts. The transaction price for variable price contracts is based on the commodity price, adjusted for quality, location and other factors. Revenue associated with natural gas processing, transportation services and trans-loading services are generally based on fixed price contracts.
Construction revenue is recognized for general contractor services that the Company provides to HMLP and includes fixed price and cost-plus contracts. Revenue from fixed price construction contracts is recognized as performance obligations are met and revenue from cost-plus contracts are recognized as services are performed.
The Company has take-or-pay contracts where Cenovus has long-term supply commitments in return for purchasers to pay for minimum quantities, whether or not the customer takes the delivery. If a purchaser has a right to defer delivery to a later date, the performance obligation has not been satisfied and revenue is deferred and recognized only when the product is delivered or the deferral provision can no longer be extended.
Cenovus’s revenue transactions do not contain significant financing components and payments are typically due within 30 days of revenue recognition. The Company does not adjust transaction prices for the effects of a significant financing component when the period between the transfer of the promised goods or services to the customer and payment by the customer is less than one year. The Company does not disclose or quantify information about remaining performance obligations that have an original expected duration of one year or less and it does not have any long-term contracts with the exception of certain construction contracts with HMLP and take-or-pay contracts with unfulfilled performance obligations.
C) Employee Benefit Plans
The Company provides employees with a pension plan that includes either a defined contribution or defined benefit component.
Other post-employment benefit plans (“OPEB”) are also provided to qualifying employees. In some cases, the benefits are provided through medical care plans to which the Company, the employees, the retirees and covered family members contribute. In some plans there is no funding of the benefits before retirement.
Pension expense for the defined contribution pension is recorded as the benefits are earned.
The cost of the defined benefit pension and OPEB plans are actuarially determined using the projected unit credit method. The amount recognized in other liabilities on the Consolidated Balance Sheets for the defined benefit pension and OPEB plans is the present value of the defined benefit obligation less the fair value of plan assets. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.
Changes in the defined benefit obligation from service costs, net interest and remeasurements are recognized as follows:
•Service costs, including current service costs, past service costs, gains and losses on curtailments, and settlements, are recorded with pension benefit costs.
•Net interest is calculated by applying the same discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit asset or liability measured. Interest expense and interest income on net post-employment benefit liabilities and assets are recorded with pension benefit costs in operating, and general and administrative expenses, as well as PP&E and E&E assets.
•Remeasurements, composed of actuarial gains and losses, the effect of changes to the asset ceiling (excluding interest) and the return on plan assets (excluding interest income), are charged or credited to equity in OCI in the period in which they arise. Remeasurements are not reclassified to net earnings in subsequent periods.
Pension benefit costs are recorded in operating, and general and administrative expenses, as well as PP&E and E&E assets, corresponding to where the associated salaries of the employees rendering the service are recorded.
From time-to-time, the Company may provide certain other long-term incentive benefits to employees. In 2019, a one-time incentive program was introduced whereby a cash award equivalent to the employee’s base salary was payable if Cenovus achieved, prior to February 12, 2024, a target share price of $20 per share for a period of 20 consecutive trading days on the TSX (the “Plan”). In conjunction with the close of the Arrangement, the Plan was terminated and replaced with a synergy-focused incentive plan (the “Incentive Plan”). All employees, except for Executive Officers and unionized employees are eligible. Under the Incentive Plan, a cash award of 15 percent to 30 percent of the employee’s base salary is payable if Cenovus achieves greater than $1.0 billion in identified run-rate synergies prior to the end of 2022. The payout is calculated on a sliding scale and includes a performance multiplier for early achievement of synergy targets. The obligation related to the Incentive Plan is estimated as the probability of the payout being achieved multiplied by the expected payout amount. The obligation is recognized as general and administrative expense over the estimated time until payout is achieved.
D) Related Party Transactions
The Company enters into transactions and agreements in the normal course of business with certain related parties, joint arrangements and associates. Proceeds from the disposition of assets to related parties are recognized at fair value, based on discounted cash flows forecast from those assets. Independent opinions of fair value may be obtained to confirm the estimated fair value of proceeds.
E) Cash and Cash Equivalents
Cash and cash equivalents include short-term investments, such as money market deposits or similar type instruments with a maturity of three months or less. When outstanding cheques are in excess of cash on hand and short-term deposits, and the Company has the ability to net settle, the excess is reported in bank operating loans.
Cash and cash equivalents that are not available for use are classified as restricted cash. When restricted cash is not expected to be used within twelve months, it is classified as a non-current asset.
F) Property, Plant and Equipment
General
PP&E is stated at cost less accumulated depreciation, depletion and amortization (“DD&A”), and net of any impairment losses. Expenditures related to renewals or betterments that improve the productive capacity or extend the life of an asset are capitalized. Maintenance and repairs are expensed as incurred. Land is not depreciated.
Any gains or losses from the divestiture of PP&E are recognized in net earnings.
Oil and Gas Properties
Development and production assets are capitalized on an area-by-area basis and include all costs associated with the development and production of crude oil and natural gas properties and related infrastructure facilities, as well as any E&E expenditures incurred in finding reserves of crude oil, NGLs or natural gas transferred from E&E assets. Capitalized costs include directly attributable internal costs, decommissioning liabilities and, for qualifying assets, borrowing costs directly associated with the acquisition of, the exploration for, and the development of crude oil and natural gas reserves.
For onshore assets, which includes assets from the Oil Sands and Conventional segments, costs accumulated within each area are depleted using the unit-of-production method based on estimated proved reserves determined using forward prices and costs. Offshore assets are depleted using the unit-of-production method based on estimated proved developed producing reserves or proved plus probable reserves determined using forward prices and costs. For the purpose of these calculations, natural gas is converted to crude oil on an energy equivalent basis. The unit-of-production method based on total proved reserves or proved plus probable reserves takes into account any expenditures incurred to date together with future development costs to be incurred in developing those reserves.
Exchanges of development and production assets are measured at fair value unless the transaction lacks commercial substance or the fair value of either the asset received, or the asset given up, cannot be reliably measured. When fair value is not used, the carrying amount of the asset given up is used as the cost of the asset acquired.
Included in oil and gas properties are information technology assets used to support the upstream business and are depreciated on a straight-line basis over their useful lives of three years. Gross overriding royalty interests (“GORRs”) in certain oil and gas properties are depleted using a unit-of-production method.
Manufacturing Assets
The initial costs of refining and upgrading PP&E are capitalized when incurred. Costs include the cost of constructing or otherwise acquiring the equipment or facilities, the cost of installing the asset and making it ready for its intended use, the associated decommissioning costs and, for qualifying assets, borrowing costs.
Refining assets are depreciated on a straight-line basis over the estimated service life of each component of the refinery. The major components are depreciated as follows:
•Land improvements and buildings: 15 to 40 years.
•Office improvements and buildings: 3 to 15 years.
•Refining equipment: 10 to 60 years.
The residual value, the method of amortization and the useful life of each component are reviewed annually and adjusted on a prospective basis, if appropriate.
Processing, Transportation and Storage Assets, Retail and Other
Depreciation for substantially all other PP&E is provided using the straight-line method based on the estimated useful lives of assets, which range from 3 to 60 years. The useful lives are estimated based upon the period the asset is expected to be available for use by the Company.
The residual value, the method of amortization and the useful lives of the assets are reviewed annually and adjusted on a prospective basis, if appropriate.
G) Share Capital and Warrants
Common shares and preferred shares are classified as equity. Preferred shares are cancellable and redeemable only at the Company’s option and dividends are discretionary and payable only if declared by Cenovus’s Board of Directors. Transaction costs directly attributable to the issue of common shares and preferred shares are recognized as a deduction from equity, net of any income taxes. Dividends on common shares and preferred shares are recognized within equity.
Warrants issued in the Arrangement are financial instruments classified as equity and were measured at fair value upon issuance. On exercise, the cash consideration received by the Company and the associated carrying value of the warrants are recorded as share capital.
H) Stock-Based Compensation
Cenovus has a number of stock-based compensation plans which include stock options with associated net settlement rights (“NSRs”), Cenovus replacement stock options, performance share units (“PSUs”), restricted share units (“RSUs”) and deferred share units (“DSUs”). Stock-based compensation costs are recorded in general and administrative expenses, or recorded to PP&E or E&E assets when directly related to exploration or development activities.
Stock Options With Associated Net Settlement Rights
NSRs are accounted for as equity instruments, which are measured at fair value on the grant date using the Black-Scholes-Merton valuation model and are not revalued at each reporting date. The fair value is recognized as stock-based compensation over the vesting period, with a corresponding increase recorded as paid in surplus in shareholders’ equity. On exercise, the cash consideration received by the Company and the associated paid in surplus are recorded as share capital.
Cenovus Replacement Stock Options
Cenovus replacement stock options are accounted for as liability instruments, which are measured at fair value at each period end using the Black-Scholes-Merton valuation model. The fair value is recognized as stock-based compensation over the vesting period. When options are settled for cash, the liability is reduced by the cash settlement paid. When options are settled for common shares, the cash consideration received by the Company and the previously recorded liability associated with the option are recorded as share capital.
Performance, Restricted and Deferred Share Units
PSUs, RSUs and DSUs are accounted for as liability instruments and are measured at fair value based on the market value of Cenovus’s common shares at each period end. The fair value is recognized as stock-based compensation over the vesting period. Fluctuations in the fair values are recognized as stock-based compensation in the period they occur. Costs related to stock-based compensation are recorded to PP&E or E&E assets when directly related to exploration or development activities.
I) Update to Critical Accounting Judgments and Key Sources of Estimation Uncertainty
A full list of critical accounting judgments and key sources of estimation uncertainty can be found in the Company’s annual Consolidated Financial Statements for the year ended December 31, 2020.
Joint Arrangements
The classification of a joint arrangement as either a joint operation or a joint venture requires judgment. The significant joint operations held by the Company are as follows:
•50 percent interest in WRB Refining LP (“WRB”).
•50 percent interest in Sunrise Oil Sands Partnership (“Sunrise”).
•50 percent interest in BP-Husky Refining LLC (“Toledo”).
It was determined that Cenovus has the rights to the assets and obligations for the liabilities of WRB, Sunrise and Toledo. As a result, the joint arrangements are classified as joint operations and the Company’s share of the assets, liabilities, revenues and expenses are recorded in the Consolidated Financial Statements.
In determining the classification of its joint arrangements under IFRS 11, “Joint Arrangements”, the Company considered the following:
•The original intention of the joint arrangements was to form an integrated North American heavy oil business. Partnerships are “flow-through” entities.
•The agreements require the partners to make contributions if funds are insufficient to meet the obligations or liabilities of the corporation and partnerships. The past and future development of WRB, Sunrise and Toledo is dependent on funding from the partners by way of capital contribution commitments, notes payable and loans.
•WRB and Sunrise have third-party debt facilities to cover short-term working capital requirements.
•Sunrise is operated like most typical western Canadian working interest relationships where the operating partner takes product on behalf of the participants in accordance with the partnership agreement. WRB and Toledo have very similar structures modified to account for the operating environment of the refining business.
•Cenovus, Phillips 66 and BP, as operators, either directly or through wholly-owned subsidiaries, provide marketing services, purchase necessary feedstock, and arrange for transportation and storage, on the partners' behalf as the agreements prohibit the partners from undertaking these roles themselves. In addition, the joint arrangements do not have employees and, as such, are not capable of performing these roles.
•In each arrangement, output is taken by one of the partners, indicating that the partners have rights to the economic benefits of the assets and the obligation for funding the liabilities of the arrangements.
Recoveries from Insurance Claims
The Company uses estimates and assumptions on the amount recorded for insurance proceeds expected to be received. Accordingly, actual results may differ from these estimated recoveries.
Functional Currency
The functional currency for each of the Company’s subsidiaries is a management judgment based on the currency of the primary economic environment in which the subsidiary operates.
Fair Value of Related Party Transactions
The Company transacts with certain related parties, joint arrangements and associates in the normal course of business. Such relationships can have an effect on the financial results of the Company and may lead to differences in the transactions between related parties compared to transactions between unrelated parties. Independent opinions of the fair values may be obtained to confirm the estimated fair value of proceeds.